Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Voyage, vessel and corporate expenses	$ 121,937	$ 98,135
Interest	29,371	47,731
Payroll and related liabilities	33,494	34,849
Other Accrued Liabilities	6,487	6,426
Deferred revenues and gains – current (note 2)	36,242	30,108
In-process revenue contracts – current	5,933	5,930
Current portion of derivative liabilities (note 16)	39,263	12,205
Office lease liability – current (note 1)	61,431	0
Accounts Payable and Accrued Liabilities	276,354	$ 235,384
Office Building [Member]
Office lease liability – current (note 1)	$ 3,627